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                             UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

If amended report check here:

Institutional Investment Manager Filing This Report:
Name:                        St. Paul Travelers Companies, Inc.
Address:                     385 Washington Street
                             St. Paul, MN  55102-1396

13F File Number:             28-62

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                        Bruce Backberg
Title:                       Corporate Secretary
Phone:                       (651) 310-7916

Signature, Place and Date of signing:

/s/ Bruce Backberg, St. Paul, Minnesota, February 14, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            1
Form 13F Information Table Entry Total:                      40
Form 13F Information Table Value Total:               2,877,287

List of Other Included Managers:

No.      13F Filing Number     Name
01       28-29                 ST. PAUL FIRE AND MARINE INSURANCE COMPANY

                                              FORM 13F INFORMATION TABLE
                                 TITLE OF
NAME OF ISSUER                    CLASS       CUSIP          VALUE            SHARES    SH/
                                                           (X$1000)           PRN/AMT    PRN

 ABBEY NATL PLC PFD               PREF         002920809         866             32,000  SH
 BLACKROCK INVT QULTY MUN TR      COMM         09247D105       3,427            231,900  SH
 BLACKROCK MUN TARGET TRM TR      COMM         09247M105         288             27,500  SH
 CITIGROUP INVST CORP LOAN FD     COMM         17307C107      18,693          1,333,334  SH
 CRIIMI MAE PFD B CONV$25         PREF         226603207         114              4,300  SH
 DOBSON COMMUNICATIONS CORP       COMM         256069105         410            238,140  SH
 DYAX  CORP                       COMM         26746E103           2                255  SH
 EMMIS COMMS CORP  SER A          PREF         291525202         134              2,900  SH
 (R) FEDERAL NATIONAL MORTGAGE    COMM         313586109           7                101  SH
 FORD MOTOR CO CAP TR II  6.50%   PREF         345395206       1,071             30,000  SH
 GEN MOTORS CORP  6.25            PREF         370442717       1,972             83,000  SH
 GEN MOTORS CORP  5.25            PREF         370442733         650             29,600  SH
 GENVEC INC                       COMM         37246C109         374            229,380  SH
 HAYES LEMMERZ INTL INC           COMM         420781304           3                308  SH
 IMPAX LABORATORIES INC           COMM         45256B101       1,763            111,000  SH
 INSURED MUN INCOME FD            COMM         45809F104       1,158             87,100  SH
 MEDIWARE INFORMATION SYSTEMS     COMM         584946107       1,473            116,110  SH
 MUNIENHANCED FUND                COMM         626243109       1,037             95,600  SH
 MUNIVEST FUND                    COMM         626295109       1,784            188,600  SH
 MUNIYIELD INSURED FD INC MUT FD  COMM         62630E107         636             44,800  SH
 MUNIYIELD QUALITY FD II INC      COMM         62630T104       2,224            180,400  SH
 NATL WESTMINSTER BK PLC SER C    PREF         638539882      15,008            575,000  SH
 NUVEEN INVESTMENTS INC           COMM         67090F106       2,263             81,510  SH
 NUVEEN INVESTMENTS INC           COMM         67090F106     342,151         12,325,800  SH
 NUVEEN INVESTMENTS INC           COMM         67090F106   2,407,647         60,999,414  SH
 NUVEEN QUAL INCM MUN FD INC      COMM         670977107       1,050             74,300  SH
 OMNICARE CAP TR I 4.0%           PREF         68214L201       1,403             50,700  SH
 ON2 TECHNOLOGIES INC             COMM         68338A107          71            111,950  SH
 PHASE FORWARD INC                COMM         71721R406       2,203            269,589  SH
 ROYAL BK OF SCOTLAND PLC  8.0    PREF         780097861       2,139             83,700  SH
 ST PAUL TRAVELERS COMPANIES      COMM         792860108         184              4,967  SH
 ST PAUL TRAVELERS COMPANIES      COMM         792860108      29,567            797,600  SH
 SELECT COMFORT COMMON STOCK      COMM         81616X103         819             44,994  SH
 SINCLAIR BROADCASTING GROUP PFD  PREF         829226505          38              1,000  SH
 SPACEHAB INC                     COMM         846243103         334            157,000  SH
 (R) TRANSCEND SERVICES INC       COMM         893929208         524            169,707  SH
 TRANSMONTAIGNE INC               COMM         893934109       1,535            250,400  SH
 US RESTAURANT PPTYS SER A        PREF         902971209         120              4,800  SH
 WESCO INTERNATIONAL              COMM         95082P105       9,582            323,289  SH
 MAX RE CAPITAL LTD               COMM         G6052F103      22,564          1,058,833  SH


NAME OF ISSUER                       PUT/    INVESTMT     OTHER          VOTING AUTHORITY
                                     CALL    DSCRETN      MANAGERS       SOLE             SHARED             NONE

 ABBEY NATL PLC PFD                  SHARED                                                  32,000
 BLACKROCK INVT QULTY MUN TR         SHARED                                                 231,900
 BLACKROCK MUN TARGET TRM TR         SHARED                                                  27,500
 CITIGROUP INVST CORP LOAN FD        SHARED                                               1,333,334
 CRIIMI MAE PFD B CONV$25            SHARED                                                   4,300
 DOBSON COMMUNICATIONS CORP          SHARED                                                 238,140
 DYAX  CORP                          SHARED                                                     255
 EMMIS COMMS CORP  SER A             SHARED                                                   2,900
 (R) FEDERAL NATIONAL MORTGAGE       SHARED                                                     101
 FORD MOTOR CO CAP TR II  6.50%      SHARED                                                  30,000
 GEN MOTORS CORP  6.25               SHARED                                                  83,000
 GEN MOTORS CORP  5.25               SHARED                                                  29,600
 GENVEC INC                          SHARED                                                 229,380
 HAYES LEMMERZ INTL INC              SHARED                                                     308
 IMPAX LABORATORIES INC              SHARED                                                 111,000
 INSURED MUN INCOME FD               SHARED                                                  87,100
 MEDIWARE INFORMATION SYSTEMS        SHARED                                                 116,110
 MUNIENHANCED FUND                   SHARED                                                  95,600
 MUNIVEST FUND                       SHARED                                                 188,600
 MUNIYIELD INSURED FD INC MUT FD     SHARED                                                  44,800
 MUNIYIELD QUALITY FD II INC         SHARED                                                 180,400
 NATL WESTMINSTER BK PLC SER C       SHARED                                                 575,000
 NUVEEN INVESTMENTS INC              SHARED                                                  81,510
 NUVEEN INVESTMENTS INC              SHARED                                              12,325,800
 NUVEEN INVESTMENTS INC              SOLE                             60,999,414
 NUVEEN QUAL INCM MUN FD INC         SHARED                                                  74,300
 OMNICARE CAP TR I 4.0%              SHARED                                                  50,700
 ON2 TECHNOLOGIES INC                SHARED                                                 111,950
 PHASE FORWARD INC                   SHARED                                                 269,589
 ROYAL BK OF SCOTLAND PLC  8.0       SHARED                                                  83,700
 ST PAUL TRAVELERS COMPANIES         SHARED                                                   4,967
 ST PAUL TRAVELERS COMPANIES         SOLE                                797,600
 SELECT COMFORT COMMON STOCK         SHARED                                                  44,994
 SINCLAIR BROADCASTING GROUP PFD     SHARED                                                   1,000
 SPACEHAB INC                        SHARED                                                 157,000
 (R) TRANSCEND SERVICES INC          SHARED                                                 169,707
 TRANSMONTAIGNE INC                  SHARED                                                 250,400
 US RESTAURANT PPTYS SER A           SHARED                                                   4,800
 WESCO INTERNATIONAL                 SHARED                                                 323,289
 MAX RE CAPITAL LTD                  SHARED                                               1,058,833